Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2016	$ 2,327
2017	2,259
2018	2,183
2019	2,083
2020	2,121
Thereafter	8,102
Total future minimum lease payments	$ 19,075